Consolidated Statements of Changes in Equity $ in Thousands		CAD ($) shares	Share Capital CAD ($) shares		Reserves CAD ($)	Share-Based Compensation CAD ($)	Compensation Options/ Warrants CAD ($)	Convertible Notes CAD ($)	Change in Ownership Interest CAD ($)	AOCI CAD ($)	Fair Value CAD ($)	Deferred Tax CAD ($)	Associate OCI Pick-up CAD ($)	Foreign Currency Translation CAD ($)	Retained Earnings (Deficit) CAD ($)	Non-Controlling Interests CAD ($)
Beginning balance (in shares) at Jun. 30, 2018 | shares			47,342,761
Beginning balance at Jun. 30, 2018		$ 1,552,925	$ 1,466,433		$ (5,285)	$ 38,335	$ 307	$ 41,792	$ (85,719)	$ (533)	$ (539)	$ (55)	$ 0	$ 61	$ 87,748	$ 4,562
Shares issued for business combinations & asset acquisitions (in shares) | shares			35,943,803
Shares issued for business combinations & asset acquisitions		3,163,495	$ 3,060,894		102,601	75,490	27,111
Shares issued for earn out payments (in shares) | shares			20,311
Shares issued for earn out payments		18,227	$ 18,227
Conversion of convertible debentures (in shares) | shares			27,611
Conversion of convertible debentures		1,019	$ 1,539		(520)			(520)
Deferred tax on convertible debentures		$ 413	$ 0		413			413
Exercise of stock options (in shares) | shares		1,202,242	1,202,242
Exercise of stock options		$ 47,374	$ 108,150		(60,776)	(60,776)
Exercise of warrants (in shares) | shares			187,685
Exercise of warrants		11,939	$ 13,903		(1,964)		(1,964)
Exercise of compensation options (in shares) | shares			300
Exercise of compensation options		17	$ 38		(21)		(21)
Exercise of RSU (in shares) | shares			61,849
Exercise of RSUs		0	$ 2,482		(2,482)	(2,482)
Forfeited options		0			(674)	(674)									674
Share-based compensation		109,116			109,116	94,054	15,062
Contribution from non-controlling interest		5,854														5,854
Change in ownership interests in subsidiaries		0			(1,081)				(1,081)							1,081
Australis Capital first tranche private placement proceeds		7,800	7,800
Australis Capital NCI reclass on loss of control		0	$ (6,348)													6,348
Spin-out of Australis Capital		(158,043)													(151,695)	(6,348)
Reclass gain from Australis Capital shares on derecognition upon spin-out		0								(70,471)	(76,873)	6,402			70,471
Comprehensive income (loss) for the period		(372,762)								(72,166)	(78,837)	11,948	352	(5,629)	(293,509)	(7,087)
Ending balance (in shares) at Jun. 30, 2019 | shares	[1]		84,786,562
Ending balance at Jun. 30, 2019		4,387,374	$ 4,673,118		139,327	143,947	40,495	41,685	(86,800)	(143,170)	(156,249)	18,295	352	(5,568)	(286,311)	4,410
Shares issued for business combinations & asset acquisitions (in shares) | shares	[1]		2,689,933
Shares issued for business combinations & asset acquisitions		57,420	$ 57,420
Shares released for earn out payments (in shares) | shares	[1]		614,513
Shares released for earn out payments		8,121	$ 15,992		(7,871)		(7,871)
Shares issued through equity financings (in shares) | shares	[1]		21,009,339
Shares issued through equity financing		585,146	$ 585,146
Share issuance costs		(12,507)	(12,507)
Deferred tax on share issuance costs		2,231	$ 2,231
Conversion of convertible debentures (in shares) | shares	[1]		5,761,260
Conversion of convertible debentures		391,911	$ 433,177		(41,266)			(41,266)
Deferred tax on convertible debentures		$ 1,785	$ 1,703												82
Exercise of stock options (in shares) | shares		103,828	103,841	[1]
Exercise of stock options		$ 2,794	$ 6,382		(3,588)	(3,588)
Exercise of warrants (in shares) | shares	[1]		986
Exercise of warrants		73	$ 102		(29)		(29)
Exercise of RSU (in shares) | shares	[1]		44,823
Exercise of RSUs		0	$ 2,268		(2,268)	(2,268)
Share-based compensation	[2],[3]	61,090			61,090	50,712	10,378
Change in ownership interests in subsidiaries (in shares) | shares	[1]		217,554
Change in ownership interests in subsidiaries		0	$ 20,363												(18,263)	(2,100)
Choom marketable securities transferred to investment in associate		0								4,624	5,225	(601)			(4,624)
Comprehensive income (loss) for the period		(3,358,988)								(48,651)	(43,613)	1,225	(379)	(5,884)	(3,283,671)	(26,666)
Ending balance (in shares) at Jun. 30, 2020 | shares	[1]		115,228,811
Ending balance at Jun. 30, 2020		$ 2,126,450	$ 5,785,395		$ 145,395	$ 188,803	$ 42,973	$ 419	$ (86,800)	$ (187,197)	$ (194,637)	$ 18,919	$ (27)	$ (11,452)	$ (3,592,787)	$ (24,356)

[1]	Common share amounts have been retrospectively restated for all prior periods to reflect the Share Consolidation effected on May 11, 2020 (Note 2(a)).
[2]	Included in share-based compensation is $10.4 million (June 30, 2019 - $15.1 million) expense relating to milestone payments for the year ended June 30, 2020 of which $5.4 million (June 30, 2019 - $7.4 million) relates to Anandia Laboratories Inc. (Note 12(b)(ii)), $4.5 million (June 30, 2019 - $7.6 million) relates to Whistler Medical Marijuana Corporation (Note 12(b)(v)), and $0.4 million (June 30, 2019 - $0.1 million) relates to an immaterial acquisition.
[3]	Of the total $61.1 million share-based compensation reserve, $1.2 million was capitalized to property, plant and equipment for the year ended June 30, 2020 (June 30, 2019 - $2.1 million).